Property and Equipment - Schedule of Property and Equipment (Details) (10 Q) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Furniture and Equipment	$ 1,032,662	$ 1,030,582	$ 986,358	$ 864,356
Leasehold Improvements	4,454,418	4,454,418	4,454,418	4,454,418
Vehicle	78,439	78,439	9,000	9,000
Computer Hardware and Software	113,012	101,812	101,812	68,310
Subtotal	5,678,531	5,665,251	5,551,588	5,396,084
Accumulated Depreciation	1,718,853	1,613,682	1,378,814	913,178
Net Total	$ 3,959,678	$ 4,051,568	$ 4,172,774	$ 4,482,906